Net fee and commissions expense (Tables)	12 Months Ended
Dec. 31, 2018
Net fee and commissions expense
Schedule of fees and commissions expenses

Skr mn	2018	2017	2016
Fee and commissions earned were related to(1):
Lending	5	3	3
Total	5	3	3

Commissions incurred were related to (1):
Depot and bank fees	-7	-6	-7
Brokerage	-4	-4	-4
Other commissions incurred	-26	-21	-21
Total	-37	-31	-32
Net fee and commissions expense	-32	-28	-29
(1)	Skr -28 million (2017: Skr-24 million; 2016: Skr -26 million) includes financial assets and liabilities not measured at fair value through profit or loss.